SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	5 years	5 years	5 years 4 months 20 days
Risk-free interest rate	4.13%	3.55%	3.81%
Dividend yield	0.00%	0.00%	0.00%
Volatility	54.79%	50.00%	50.42%